Investments in Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 11, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2022
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures		£ 2,020	£ 1,948
Investments held at fair value		£ 121	50
Charlotte's Web Holdings, Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments held at fair value								£ 48
Investment term		7 years
Potential proportion ownership interest		19.90%
Organigram Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Acquisition percentage	19.90%	19.40%
Impairment loss recognised in profit or loss		£ 65
Impairment Loss Recognised In Profit Or Loss Net Of Tax		59
Investments in associates and joint ventures		73	125
Organigram Inc. | Intangible assets other than goodwill
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired	£ 49
Organigram Inc. | Goodwill
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired	£ 30
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate		438	392	£ 394
Investments in associates and joint ventures		2,020	1,948	£ 1,796
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate		£ 427	£ 383
Ownership interest in associates		29.19%	29.38%	29.42%	29.46%
Tisak d.d.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates							26.00%
Impairment charge recognised in income statement						£ 27